Document And Entity Information	May 15, 2020
Document Information [Line Items]
Entity, Registrant Name	Cable One, Inc.
Document, Type	8-K
Document, Period End Date	May 15, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36863
Entity, Tax Identification Number	13-3060083
Entity, Address, Address Line One	210 E. Earll Drive
Entity, Address, City or Town	Phoenix
Entity, Address, State or Province	AZ
Entity, Address, Postal Zip Code	85012
City Area Code	602
Local Phone Number	364-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CABO
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001632127